Cash	9 Months Ended
Dec. 31, 2023
Cash And Cash Equivalents Abstract
Cash [Text Block]

3. Cash

As at December 31, 2023 the Company has a cash balance of $3,961,409 (March 31, 2023 - $600,402) which is on deposit at major financial institutions in North America. The Company has no cash equivalents as at December 31, 2023 or at March 31, 2023.